Exhibit 99.19

Client Name:
Client Project Name:	OBX 2023-NQM1
Start - End Dates:	1/21/2015 - 8/10/2022
Deal Loan Count:	163

Conditions Report 2.0

Loans in Report:	163
Loans with Conditions:	73

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Compliance Review Scope
1 - Category: Federal Consumer Protection
106 - Total Satisfied Conditions

22 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
4 - Category: Insurance
3 - Category: Legal Documents
5 - Category: Terms/Guidelines
2 - Category: Title
45 - Property Valuations Review Scope
45 - Category: Appraisal
39 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
2 - Category: RESPA
2 - Category: Right of Rescission
31 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: DTI
1 - Property Valuations Review Scope
1 - Category: Appraisal

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